COMMITMENTS AND CONTINGENCIES (Details) - Schedule of Future Minimum Rental Payments for Operating Leases	Dec. 31, 2014 USD ($)
Schedule of Future Minimum Rental Payments for Operating Leases [Abstract]
2015	$ 28,255
2016	15,355
2017	15,208
$ 58,818